S000054499 [Member] Investment Objectives and Goals - Northern Trust STOXX Global ESG Select ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust STOXX® Global ESG Select ETF (formerly, FlexShares® STOXX® Global ESG Select Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the STOXX® Global ESG Select KPIs IndexSM (the “Underlying Index”).